                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21682
                                   -----------------

                          BB&T Variable Insurance Funds
                          -----------------------------
               (Exact name of registrant as specified in charter)

                   3435 Stelzer Road     Columbus, OH    43219
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
           ----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 228-1872
                                                   --------------------

Date of fiscal year end:     December 31, 2005
                        ---------------------------

Date of reporting period:    June 30, 2005
                         -------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

BB&T VARIABLE INSURANCE FUNDS

SUMMARY OF PORTFOLIO HOLDINGS
JUNE 30, 2005 (UNAUDITED)

THE BB&T VARIABLE INSURANCE FUNDS PORTFOLIO COMPOSITION IS AS FOLLOWS AT JUNE 30, 2005:

                                                                          PERCENTAGE
                                                                        OF NET ASSETS
                                                                        -------------
BB&T LARGE CAP VALUE VIF
Consumer Discretionary                                                            8.4%
Consumer Staples                                                                  5.8
Energy                                                                           12.9
Financials                                                                       27.9
Health Care                                                                       9.7
Industrials                                                                       7.6
Information Technology                                                            7.6
Materials                                                                         4.8
Repurchase Agreement                                                              3.4
Telecommunication Services                                                        5.9
Utilities                                                                         5.6
                                                                        -------------
                                                                                 99.6%
                                                                        =============

BB&T MID CAP GROWTH VIF
Consumer Discretionary                                                           22.6%
Consumer Staples                                                                  1.5
Energy                                                                           11.0
Financials                                                                        6.0
Health Care                                                                      18.7
Industrials                                                                       6.1
Information Technology                                                           22.5
Materials                                                                         2.8
Repurchase Agreement                                                              4.5
Telecommunication Services                                                        4.0
                                                                        -------------
                                                                                 99.7%
                                                                        =============

BB&T LARGE COMPANY GROWTH VIF
Consumer Discretionary                                                           13.9%
Consumer Staples                                                                 12.9
Energy                                                                            1.9
Exchange Traded Funds                                                             4.5
Financials                                                                        5.5
Health Care                                                                      24.1
Industrials                                                                       9.2
Information Technology                                                           23.7
Telecommunication Services                                                        0.2
Repurchase Agreement                                                              4.2
                                                                        -------------
                                                                                100.1%
                                                                        =============

BB&T CAPITAL MANAGER EQUITY VIF
Equity Index                                                                     12.6%
International Equity                                                             13.8
Large Company Equity                                                             50.5
Mid Cap Equity                                                                   11.9
Money Market                                                                      3.5
Small Cap Equity                                                                  7.8
                                                                        -------------
                                                                                100.1%
                                                                        =============

BB&T SPECIAL OPPORTUNITIES EQUITY VIF
Commercial Services                                                               6.9%
Consumer Discretionary                                                           21.9
Energy                                                                           10.8
Financials                                                                        8.2
Health Care                                                                      16.6
Industrials                                                                       3.7
Information Technology                                                           23.6
Insurance                                                                         2.6
Repurchase Agreement                                                              7.0
                                                                        -------------
                                                                                101.3%
                                                                        =============

BB&T TOTAL RETURN BOND VIF
Corporate Bonds                                                                  19.5%
Fedral Farm Credit Bank                                                           1.7
Federal Home Loan Bank                                                            7.5
Federal Home Loan Mortgage Corporation                                           10.0
Federal National Mortgage Association                                            42.8
Repurchase Agreement                                                              2.7
U.S. Treasury Notes                                                              15.0
                                                                        -------------
                                                                                 99.2%
                                                                        =============

EXPENSE EXAMPLES
JUNE 30, 2005 (UNAUDITED)

As a shareholder of the BB&T Variable Insurance Funds, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                            BEGINNING         ENDING        EXPENSE PAID      EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                             1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                          -------------   -------------   ----------------   ----------------
BB&T Large Cap Value VIF                  $    1,000.00   $    1,013.90   $           3.94               0.79%
BB&T Mid Cap Growth VIF                        1,000.00        1,013.10               3.89               0.78%
BB&T Large Company Growth VIF                  1,000.00          988.00               4.04               0.82%
BB&T Capital Manager Equity VIF                1,000.00        1,004.90               1.64               0.33%
BB&T Special Opportunities Equity VIF          1,000.00        1,033.00               6.45               1.28%
BB&T Total Return Bond VIF                     1,000.00        1,024.10               5.72               1.14%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING         ENDING        EXPENSE PAID      EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                             1/1/05          6/30/05      1/1/05 - 6/30/05   1/1/05 - 6/30/05
                                          -------------   -------------   ----------------   ----------------
BB&T Large Cap Value VIF                  $    1,000.00   $    1,020.88   $           3.96               0.79%
BB&T Mid Cap Growth VIF                        1,000.00        1,020.93               3.91               0.78%
BB&T Large Company Growth VIF                  1,000.00        1,020.73               4.11               0.82%
BB&T Capital Manager Equity VIF                1,000.00        1,023.16               1.66               0.33%
BB&T Special Opportunities Equity VIF          1,000.00        1,018.45               6.41               1.28%
BB&T Total Return Bond VIF                     1,000.00        1,019.14               5.71               1.14%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T LARGE CAP VALUE VIF

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 SHARES                                                FAIR VALUE
---------                                             -------------
COMMON STOCKS (96.2%):
             CONSUMER DISCRETIONARY (8.4%):
     37,000  Gannett Company, Inc.                    $   2,631,810
     60,000  Mattel, Inc. (a)                             1,098,000
     26,400  May Department Stores Co.                    1,060,224
     20,475  V.F. Corp.                                   1,171,580
     89,000  Walt Disney Co. (The)                        2,241,020
     16,100  Whirlpool Corp.                              1,128,771
                                                      -------------
                                                          9,331,405
                                                      -------------
             CONSUMER STAPLES (5.8%):
     55,400  Albertson's, Inc.                            1,145,672
     29,000  Altria Group, Inc.                           1,875,140
     34,000  Kimberly-Clark Corp.                         2,128,060
     67,452  Sara Lee Corp.                               1,336,224
                                                      -------------
                                                          6,485,096
                                                      -------------
             ENERGY (12.9%):
     26,000  Anadarko Petroleum Corp.                     2,135,900
      9,000  Burlington Resources, Inc.                     497,160
     50,800  ChevronTexaco Corp.                          2,840,736
     67,400  ConocoPhillips                               3,874,826
     27,632  Exxon Mobil Corp.                            1,588,011
     38,500  Royal Dutch Petroleum Co. -- NY Shares       2,498,650
     12,000  Schlumberger, Ltd.                             911,280
                                                      -------------
                                                         14,346,563
                                                      -------------
             FINANCIALS (27.9%):
      8,000  American International Group, Inc.             464,800
     63,000  Bank of America Corp.                        2,873,430
     30,000  Bank of New York Co., Inc.                     863,400
     62,333  Citigroup, Inc.                              2,881,655
     15,000  Equity Residential, REIT                       552,300
     22,000  Fannie Mae                                   1,284,800
     17,500  Franklin Resources, Inc.                     1,347,150
     44,677  ING Groep NV -- ADR                          1,253,190
     74,490  J.P. Morgan Chase & Co.                      2,630,987
     23,200  Lincoln National Corp.                       1,088,544
     30,000  Merrill Lynch & Company, Inc.                1,650,300
     52,000  Northern Trust Corp.                         2,370,680
     45,000  Old Republic International Corp.             1,138,050
     38,000  PNC Financial Services Group                 2,069,480
     61,600  St. Paul Companies, Inc. (The)               2,435,048
     28,000  SunTrust Banks, Inc.                         2,022,720
     52,000  Washington Mutual, Inc.                      2,115,880
     32,000  Wells Fargo & Co.                            1,970,560
                                                      -------------
                                                         31,012,974
                                                      -------------
             HEALTH CARE (9.7%):
     29,200  Abbott Laboratories                          1,431,092
     12,500  Becton, Dickinson & Co.                        655,875
     43,600  Bristol-Myers Squibb Co.                     1,089,128
     22,000  Cigna Corp.                                  2,354,660
     25,000  HCA, Inc.                                    1,416,750
     15,400  Johnson & Johnson                            1,001,000
     59,000  Merck & Company, Inc.                        1,817,200
     38,000  Pfizer, Inc.                                 1,048,040
                                                      -------------
                                                         10,813,745
                                                      -------------
             INDUSTRIALS (7.6%):
     20,000  CSX Corp.                                      853,200
     18,500  Emerson Electric Co.                         1,158,655
     46,000  General Electric Co.                         1,593,900

SHARES OR
PRINCIPAL
 AMOUNT                                                FAIR VALUE
---------                                             -------------
COMMON STOCKS -- (CONTINUED)

             INDUSTRIALS -- (CONTINUED)
     18,200  Norfolk Southern Corp.                   $     563,472
     18,900  Parker-Hannifin Corp.                        1,171,989
     25,600  Pitney Bowes, Inc.                           1,114,880
     50,000  Raytheon Co.                                 1,956,000
                                                      -------------
                                                          8,412,096
                                                      -------------
             INFORMATION TECHNOLOGY (7.6%):
     47,424  Agilent Technologies, Inc. (a)               1,091,700
     25,400  Automatic Data Processing, Inc.              1,066,038
     30,000  First Data Corp.                             1,204,200
     94,200  Hewlett-Packard Co.                          2,214,642
      4,800  IBM Corp.                                      356,160
     40,000  Microsoft Corp. (a)                            993,600
     87,000  Nokia Corp. -- ADR                           1,447,680
                                                      -------------
                                                          8,374,020
                                                      -------------
             MATERIALS (4.8%):
     17,000  Air Products & Chemicals, Inc.               1,025,100
     41,000  Alcoa, Inc.                                  1,071,330
      5,000  E.I. DuPont de Nemours & Co.                   215,050
      3,500  Phelps Dodge Corp.                             323,750
     39,800  Sonoco Products Co.                          1,054,700
     25,000  Weyerhaeuser Co.                             1,591,250
                                                      -------------
                                                          5,281,180
                                                      -------------
             TELECOMMUNICATION SERVICES (5.9%):
     12,830  AT&T Corp.                                     244,283
     70,800  BellSouth Corp.                              1,881,156
     63,400  SBC Communications, Inc.                     1,505,750
     60,000  Sprint Corp.                                 1,505,400
     81,000  Time Warner, Inc.                            1,353,510
                                                      -------------
                                                          6,490,099
                                                      -------------
             UTILITIES (5.6%):
     16,000  Dominion Resources, Inc.                     1,174,240
     30,000  Duke Energy Corp.                              891,900
     38,200  National Fuel Gas Co.                        1,104,362
     65,000  NiSource, Inc.                               1,607,450
      3,000  TXU Corp.                                      249,270
     61,910  Xcel Energy, Inc.                            1,208,483
                                                      -------------
                                                          6,235,705
                                                      -------------
             Total Common Stocks (Cost $88,699,056)     106,782,883
                                                      -------------

REPURCHASE AGREEMENT (3.4%):
$ 3,732,801  U.S. Bank N.A., 2.80%, dated 6/30/05,
             maturing 7/1/05, with a maturing value
             of $3,733,091 (Collateralized fully by
             U.S. Government Agencies)                    3,732,801
                                                      -------------
             Total Repurchase Agreement
               (Cost $3,732,801)                          3,732,801
                                                      -------------
Total Investments (Cost $92,431,857) -- 99.6%           110,515,684
Net Other Assets (Liabilities -- 0.4%                       455,034
                                                      -------------
NET ASSTS -- 100.0%                                   $ 110,970,718
                                                      =============

----------
(a)Represents non-income producing securities.

ADR -- American Depositary Receipt.

REIT -- Real Estate Investment Trust.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T MID CAP VALUE VIF

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 SHARES                                                FAIR VALUE
---------                                             -------------
COMMON STOCKS (95.2%):

             CONSUMER DISCRETIONARY (22.6%):
      5,600  Abercrombie & Fitch Co. -- Class A       $     384,720
      8,300  Advance Auto Parts, Inc. (a)                   535,765
     19,000  American Eagle Outfitters, Inc.                582,350
     16,400  Chico's FAS, Inc.                              562,192
     22,200  Coach, Inc. (a)                                745,254
      6,900  Federated Department Stores, Inc.              505,632
      5,700  Getty Images, Inc. (a)                         423,282
      3,625  Harman International Industries, Inc.          294,930
     28,000  Hilton Hotels Corp.                            667,800
     27,000  Host Marriott Corp.                            472,500
     16,400  Staples, Inc. (a)                              349,648
      7,200  Starwood Hotels & Resorts
             Worldwide, Inc. (a)                            421,704
      6,250  Toll Brothers, Inc. (a)                        634,688
     17,500  Urban Outfitters, Inc. (a)                     992,074
                                                      -------------
                                                          7,572,539
                                                      -------------
             CONSUMER STAPLES (1.5%):
     16,600  United Natural Foods, Inc. (a)                 504,142
                                                      -------------
             ENERGY (11.0%):
      8,900  Arch Coal, Inc.                                484,783
      7,200  Baker Hughes, Inc.                             368,352
     17,000  Chesapeake Energy Corp.                        387,600
      9,000  Massey Energy Co.                              339,480
      7,700  National-Oilwell Varco, Inc. (a)               366,058
      5,300  Noble Corp.                                    326,003
     18,000  Patterson-UTI Energy, Inc.                     500,940
      9,600  Peabody Energy Corp.                           499,584
     11,401  XTO Energy, Inc.                               387,520
                                                      -------------
                                                          3,660,320
                                                      -------------
             FINANCIALS (6.0%):
      2,400  Chicago Mercantile Exchange
             Holdings, Inc.                                 709,200
      8,125  HDFC Bank, Ltd. -- ADR                         377,894
      5,400  Legg Mason, Inc.                               562,194
      5,500  T. Rowe Price Group, Inc.                      344,300
                                                      -------------
                                                          1,993,588
                                                      -------------
             HEALTH CARE (18.7%):
      8,300  Aetna Inc.                                     687,406
     13,300  Caremark Rx, Inc. (a)                          592,116
     12,250  Celgene Corp. (a)                              499,433
      6,900  Cerner Corp. (a)                               468,993
     18,000  Community Health Systems, Inc. (a)             680,220
     11,000  Covance, Inc. (a)                              493,570
      7,000  Coventry Health Care, Inc. (a)                 495,250
      8,000  Dade Behring Holdings, Inc.                    520,080
      7,200  Fisher Scientific International,
             Inc. (a)                                       467,280
      8,800  Genzyme Corp. (a)                              528,792
      6,000  Kinetic Concepts, Inc. (a)                     360,000
      6,700  ResMed, Inc. (a)                               442,133
                                                      -------------
                                                          6,235,273
                                                      -------------
             INDUSTRIALS (6.1%):
     11,800  Canadian Pacific Railway, Ltd.                 407,218
     12,250  Gol-Linhas Aereas Inteligentes -- ADR          368,235
     11,600  Pentair, Inc.                                  496,596

SHARES OR
PRINCIPAL
 AMOUNT                                                FAIR VALUE
---------                                             -------------
COMMON STOCKS -- (CONTINUED)

             INDUSTRIALS -- (CONTINUED)
      5,700  Precision Castparts Corp.                $     444,030
      6,800  Rockwell Automation, Inc.                      331,228
                                                      -------------
                                                          2,047,307
                                                      -------------
             INFORMATION TECHNOLOGY (22.5%):
     11,000  Adobe Systems, Inc.                            314,820
     12,500  Amphenol Corp. -- Class A                      502,125
     22,500  AutoDesk, Inc. (a)                             773,324
     15,100  Cognizant Technology Solutions
              Corp. -- Class A (a)                          711,663
     24,700  Comverse Technology, Inc. (a)                  584,155
     10,500  F5 Networks, Inc. (a)                          495,968
     11,000  Harris Corp.                                   343,310
      6,800  International Rectifier Corp. (a)              324,496
     26,500  Intersil Corp. -- Class A                      497,405
     15,700  Jabil Circuit, Inc. (a)                        482,461
     16,500  Lam Research Corp. (a)                         477,510
     16,500  Marvell Technology Group, Ltd. (a)             627,660
     37,000  MEMC Electronic Materials, Inc. (a)            583,490
     19,000  Seagate Technology                             333,450
     17,000  VeriSign, Inc. (a)                             488,920
                                                      -------------
                                                          7,540,757
                                                      -------------
             MATERIALS (2.8%):
      8,000  Florida Rock Industries, Inc.                  586,800
      3,700  Potash Corporation of Saskatchewan, Inc.       353,646
                                                      -------------
                                                            940,446
                                                      -------------
             TELECOMMUNICATION SERVICES (4.0%):
     18,400  American Tower Corp. -- Class A (a)            386,768
     22,300  Nextel Partners, Inc. -- Class A (a)           561,291
      5,300  SpectraSite, Inc. (a)                          394,479
                                                      -------------
                                                          1,342,538
                                                      -------------
             Total Common Stocks (Cost $24,251,052)      31,836,910
                                                      -------------

REPURCHASE AGREEMENT (4.5%):
$ 1,488,008  U.S. Bank N.A., 2.80%, dated 6/30/05,
             maturing 7/1/05, with a maturing value
             of $1,488,124 (Collateralized fully by
             U.S. Government Agencies)                    1,488,008
                                                      -------------
             Total Repurchase Agreement
               (Cost $1,488,008)                          1,488,008
                                                      -------------
Total Investments (Cost $25,739,060) -- 99.7%            33,324,918
Net Other Assets (Liabilities) -- 0.3%                       92,397
                                                      -------------
NET ASSETS -- 100.0%                                  $  33,417,315
                                                      =============

----------
(a) Represents non-income producing securities.

ADR -- American Depositary Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T LARGE COMPANY GROWTH VIF

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 SHARES                                                FAIR VALUE
---------                                             ------------
COMMON STOCKS (91.4%):

             CONSUMER DISCRETIONARY (13.9%):
     15,109  Chico's FAS, Inc. (a)                    $    517,937
     10,200  Coach, Inc. (a)                               342,414
      2,200  eBay, Inc. (a)                                 72,622
      1,550  Getty Images, Inc. (a)                        115,103
      3,733  Hershey Foods Corp.                           231,819
      5,795  Home Depot, Inc.                              225,426
      6,294  Kohl's Corp. (a)                              351,898
      5,450  Starbucks Corp. (a)                           281,547
      9,650  Target Corp.                                  525,056
      1,386  Toll Brothers, Inc. (a)                       140,748
      1,543  Viacom, Inc. -- Class B                        49,407
      3,578  Walt Disney Co. (The)                          90,094
      6,100  Williams-Sonoma, Inc. (a)                     241,377
                                                      ------------
                                                         3,185,448
                                                      ------------
             CONSUMER STAPLES (12.9%):
     10,397  Coca-Cola Co.                                 434,075
      2,029  Colgate-Palmolive Co.                         101,267
     10,032  CVS Corp.                                     291,630
      9,650  Estee Lauder Co., Inc. (The) -- Class A       377,605
     11,808  PepsiCo, Inc.                                 636,805
     11,901  Procter & Gamble Co.                          627,778
      8,725  Sysco Corp.                                   315,758
      3,492  Wal-Mart Stores, Inc.                         168,314
                                                      ------------
                                                         2,953,232
                                                      ------------
             ENERGY (1.9%):
      1,850  Anadarko Petroleum Corp.                      151,978
      1,800  Apache Corp.                                  116,280
        600  Baker Hughes, Inc.                             30,696
      1,200  Devon Energy Corp.                             60,816
        930  Valero Energy Corp.                            73,572
                                                      ------------
                                                           433,342
                                                      ------------
             FINANCIALS (5.5%):
      8,575  American Express Co.                          456,447
      3,801  American International Group, Inc.            220,838
      1,235  Citigroup, Inc.                                57,095
      1,471  Franklin Resources, Inc.                      113,238
      3,125  J.P. Morgan Chase & Co.                       110,375
      4,413  Morgan Stanley                                231,550
      1,400  PNC Financial Services Group                   76,244
                                                      ------------
                                                         1,265,787
                                                      ------------
             HEALTH CARE (24.1%):
      7,760  Abbott Laboratories                           380,318
      5,273  Amgen, Inc. (a)                               318,806
      3,570  Caremark Rx, Inc. (a)                         158,936
      4,940  Eli Lilly & Co.                               275,207
      2,400  Genentech, Inc. (a)                           192,672
      2,785  Genzyme Corp. (a)                             167,351
      5,172  Gilead Sciences, Inc. (a)                     227,516
      4,230  GlaxoSmithKline plc -- ADR                    205,197
      4,778  HCA, Inc.                                     270,769
      6,690  Health Management Associates, Inc. --
             Class A                                       175,144
     13,600  Johnson & Johnson                             884,000
      7,000  Medtronic, Inc.                               362,530

SHARES OR
PRINCIPAL
 AMOUNT                                                FAIR VALUE
---------                                             ------------
COMMON STOCKS -- (CONTINUED)

             HEALTH CARE -- (CONTINUED)
     20,038  Pfizer, Inc.                             $    552,648
      4,000  St. Jude Medical, Inc. (a)                    174,440
     12,813  UnitedHealth Group, Inc.                      668,070
      5,410  WellPoint, Inc. (a)                           376,752
      2,750  Wyeth                                         122,375
                                                      ------------
                                                         5,512,731
                                                      ------------
             INDUSTRIALS (9.2%):
      5,509  Boeing Co.                                    363,594
      1,200  Danaher Corp.                                  62,808
      2,578  FedEx Corp.                                   208,844
     19,927  General Electric Co.                          690,471
      3,200  Honeywell International, Inc.                 117,216
      2,250  Illinois Tool Works, Inc.                     179,280
      2,500  Masco Corp.                                    79,400
      3,542  Tyco International, Ltd.                      103,425
      5,800  United Technologies Corp.                     297,830
                                                      ------------
                                                         2,102,868
                                                      ------------
             INFORMATION TECHNOLOGY (23.7%):
      6,836  Adobe Systems, Inc.                           195,646
      7,000  Affiliated Computer Services, Inc. --
             Class A (a)                                   357,700
      3,000  Analog Devices, Inc.                          111,930
     41,454  Cisco Systems, Inc. (a)                       792,186
     14,303  Dell, Inc. (a)                                565,112
     13,400  Flextronics International, Ltd. (a)           177,014
      2,300  IBM Corp.                                     170,660
     29,438  Intel Corp.                                   767,154
     30,900  Microsoft Corp.                               767,556
     22,407  Motorola, Inc.                                409,152
     29,500  Oracle Corp. (a)                              389,400
      2,925  QUALCOMM, Inc.                                 96,554
      5,720  SAP -- ADR                                    247,676
     13,263  Texas Instruments, Inc.                       372,292
                                                      ------------
                                                         5,420,032
                                                      ------------
             TELECOMMUNICATION SERVICES (0.2%):
      1,454  Nextel Communications, Inc. --
             Class A (a)                                    46,979
                                                      ------------
             Total Common Stocks (Cost $18,977,252)     20,920,419
                                                      ------------
EXCHANGE TRADED FUNDS (4.5%):
     21,194  iShares Russell 1000 Growth Index Fund      1,017,313
                                                      ------------
             Total Exchange Traded Funds
               (Cost $995,566)                           1,017,313
                                                      ------------

REPURCHASE AGREEMENT (4.2%):
$   962,816  U.S. Bank N.A., 2.80%, dated 6/30/05,
             maturing 7/1/05, with a maturing value
             of $962,891 (Collateralized fully by
             U.S. Government Agencies)                     962,816
                                                      ------------
             Total Repurchase Agreement
               (Cost $962,816)                             962,816
                                                      ------------
Total Investments (Cost $20,935,634) -- 100.1%          22,900,548
Net Other Assets (Liabilities) -- (0.1)%                   (17,329)
                                                      ------------
NET ASSETS -- 100.0%                                  $ 22,883,219
                                                      ============

----------
(a) Represents non-income producing securities.

ADR -- American Depositary Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL MANAGER EQUITY VIF

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 SHARES                                              FAIR VALUE
---------                                           ------------
INVESTMENT COMPANIES (100.1%):
  417,216  BB&T Equity Index Fund -- Class A        $  3,341,896
  406,615  BB&T International Equity Fund --
             Institutional Class                       3,675,801
  606,321  BB&T Large Company Growth Fund --
             Institutional Class                       5,432,637
  423,490  BB&T Large Company Value Fund --
             Institutional Class                       7,982,789
   97,832  BB&T Mid Cap Growth Fund --
             Institutional Class (a)                   1,283,555
  106,279  BB&T Mid Cap Value Fund --
            Institutional Class                        1,871,568
   58,419  BB&T Small Company Growth Fund --
             Institutional Class (a)                     823,119
   78,167  BB&T Small Company Value Fund --
             Institutional Class                    $  1,246,770
  940,805  BB&T U.S. Treasury Money Market Fund --
             Institutional Class                         940,805
                                                    ------------
           Total Investment Companies
             (Cost $24,851,189)                       26,598,940
                                                    ------------
Total Investments in Affiliates (Cost
  $24,851,189) -- 100.1%                              26,598,940
Net Other Assets (Liabilities) -- (0.1)%                 (19,015)
                                                    ------------
NET ASSETS -- 100.0%                                $ 26,579,925
                                                    ============

----------
(a) Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T SPECIAL OPPORTUNITIES EQUITY VIF

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 SHARES                                              FAIR VALUE
---------                                           ------------
COMMON STOCKS (94.3%):

           COMMERCIAL SERVICES (6.9%):
   40,000  Cendant Corp.                            $    894,800
   29,900  WCI Communities, Inc. (a)                     957,697
                                                    ------------
                                                       1,852,497
                                                    ------------
           CONSUMER DISCRETIONARY (21.9%):
   19,000  Anheuser-Busch Companies, Inc.                869,250
   16,500  Costco Wholesale Corp.                        739,530
   36,700  Hain Celestial Group, Inc. (a)                715,650
   13,800  Lexmark International Group, Inc.             894,654
   51,840  News Corp. -- Class A                         838,771
   36,500  Smithfield Foods, Inc. (a)                    995,355
   16,200  YUM! Brands, Inc.                             843,696
                                                    ------------
                                                       5,896,906
                                                    ------------
           ENERGY (10.8%):
   15,000  Apache Corp.                                  969,000
   21,100  Pioneer Natural Resources Co.                 887,888
   18,062  Weatherford International Ltd. (a)          1,047,235
                                                    ------------
                                                       2,904,123
                                                    ------------
           FINANCIALS (8.2%):
    5,400  Allstate Corp.                                322,650
   16,000  MBIA, Inc.                                    948,960
   15,200  Wells Fargo & Co.                             936,016
                                                    ------------
                                                       2,207,626
                                                    ------------
           HEALTH CARE (16.6%):
   14,500  Coventry Health Care, Inc. (a)              1,025,875
   17,000  Laboratory Corporation of
           America Holdings (a)                          848,300
   20,050  Manor Care, Inc.                              796,587
   36,799  MedCath Corp. (a)                           1,022,644
   26,500  Watson Pharmaceuticals, Inc. (a)              783,340
                                                    ------------
                                                       4,476,746
                                                    ------------

SHARES OR
PRINCIPAL
 AMOUNT                                                FAIR VALUE
---------                                             ------------
COMMON STOCKS -- (CONTINUED)

             INDUSTRIALS (3.7%):
     13,200  L-3 Communications Holdings, Inc.        $  1,010,856
                                                      ------------
             INFORMATION TECHNOLOGY (23.6%):
     14,000  Activision, Inc. (a)                          231,280
    157,280  ARM Holdings PLC -- ADR                       965,699
     42,000  ATI Technologies, Inc. (a)                    497,700
     31,750  Comcast Corp. -- Class A (a)                  974,725
     40,300  Digital Insight Corp. (a)                     963,976
     24,300  Fair Issac Corp.                              886,950
     23,740  First Data Corp.                              952,923
     36,000  VERITAS Software Corp. (a)                    878,400
                                                      ------------
                                                         6,351,653
                                                      ------------
             INSURANCE (2.6%):
      2,100  Markel Corp. (a)                              711,900
                                                      ------------
             Total Common Stocks (Cost $22,039,683)     25,412,307
                                                      ------------
REPURCHASE AGREEMENT (7.0%):
$ 1,899,161  U.S. Bank N.A., 2.80%, dated 6/30/05,
             maturing 7/1/05, with a maturing value
             of $1,899,309 (Collateralized fully by
             U.S. Government Agencies)                   1,899,161
                                                      ------------
             Total Repurchase Agreement
               (Cost $1,899,161)                         1,899,161
                                                      ------------
Total Investments (Cost $23,938,844) -- 101.3%          27,311,468
Net Other Assets (Liabilities) -- (1.3)%                  (351,589)
                                                      ------------
NET ASSETS -- 100.0%                                  $ 26,959,879
                                                      ============

----------
(a) Represents non-income producing securities.

ADR -- American Depositary Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T TOAL RETURN BOND VIF

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                FAIR VALUE
---------                                             ------------
CORPORATE BONDS (19.5%):
             BANKING & FINANCIAL SERVICES (0.9%):
$   150,000  Ford Motor Credit Co., 6.50%, 1/25/07    $    151,077
                                                      ------------
             CONSUMER DISCRETIONARY (1.8%):
    300,000  Target Corp., 5.50%, 4/1/07                   307,759
                                                      ------------
             CONSUMER STAPLES (0.9%):
    150,000  Kraft Foods, Inc., 5.25%, 10/1/13             156,089
                                                      ------------
             FINANCIALS (3.5%):
    300,000  Citigroup, Inc., 6.75%, 12/1/05               303,560
    300,000  Goldman Sachs Group, Inc.,
               4.125%, 1/15/08                             299,828
                                                      ------------
                                                           603,388
                                                      ------------
             HEALTH CARE (5.1%):
    300,000  Abbott Laboratories, 5.625%, 7/1/06           305,018
    250,000  Boston Scientific Corp., 5.125%, 1/12/17      254,243
    300,000  Caremark Rx, Inc., 7.375%, 10/1/06            309,941
                                                      ------------
                                                           869,202
                                                      ------------
             INFORMATION TECHNOLOGY (2.3%):
    300,000  IBM Corp., 4.875%, 10/1/06                    303,197
    100,000  SunGard Data Systems, Inc.,4.875%,
               1/15/14                                      80,000
                                                      ------------
                                                           383,197
                                                      ------------
             MATERIALS (1.4%):
    200,000  Alcoa, Inc., 7.375%, 8/1/10                   227,509
                                                      ------------
             TELECOMMUNICATION SERVICES (1.8%):
    300,000  Verizon Global Funding Corp.,
               6.125%, 6/15/07                             311,077
                                                      ------------
             UTILITIES (1.8%):
    300,000  Carolina Power & Light, 6.80%, 8/15/07        315,285
                                                      ------------
             Total Corporate Bonds (Cost $3,347,532)     3,324,583
                                                      ------------
MORTGAGE-BACKED SECURITIES (34.0%):
             FEDERAL NATIONAL MORTGAGE ASSOC.
               (34.0%):
  2,309,578  4.50%, 10/1/18, Pool #752030                2,300,413
  1,739,420  5.50%, 1/1/34, Pool #757571                 1,764,266
  1,737,603  5.50%, 3/1/35, Pool #787561                 1,762,423
                                                      ------------
             Total Mortgage-Backed Securities
               (Cost $5,811,391)                         5,827,102
                                                      ------------
U.S. GOVERNMENT AGENCIES (28.0%):
             FEDERAL FARM CREDIT BANK (1.7%):
$   300,000  2.625%, 12/15/05                         $    298,697
                                                      ------------
             FEDERAL HOME LOAN BANK (7.5%):
  1,300,000  2.50%, 3/13/06                              1,289,032
                                                      ------------
             FEDERAL HOME LOAN
               MORTGAGE CORP. (10.0%):
  1,150,000  4.875%, 3/15/07                             1,170,929
    500,000  5.875%, 3/21/11                               539,111
                                                      ------------
                                                         1,710,040
                                                      ------------
             FEDERAL NATIONAL
               MORTGAGE ASSOC. (8.8%):
  1,500,000  5.50%, 7/18/12                              1,501,479
                                                      ------------
             Total U.S. Government Agencies
               (Cost $4,839,064)                         4,799,248
                                                      ------------
U.S. TREASURY NOTES (15.0%):
    400,000  6.25%, 8/15/23                                498,484
  1,750,000  5.375%, 2/15/31 (a)                         2,065,000
                                                      ------------
             Total U.S. Treasury Notes
               (Cost $2,283,986)                         2,563,484
                                                      ------------
REPURCHASE AGREEMENT (2.7%):
    463,580  U.S. Bank N.A., 2.80%, dated 6/30/05,
             maturing 7/1/05, with a maturing value
             of $463,616 (Collateralized fully by
             U.S. Government Agencies)                     463,580
                                                      ------------
             Total Repurchase Agreement
               (Cost $463,580)                             463,580
                                                      ------------
Total Investments (Cost $16,745,553) -- 99.2%           16,977,997
Net Other Assets (Liabilities) -- 0.8%                     142,782
                                                      ------------
NET ASSETS -- 100.0%                                  $ 17,120,779
                                                      ============

----------
(a) At June 30, 2005 all or part of this security was pledged as collateral for securities purchased on a when-issued basis.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T VARIABLE INSURANCE FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES
  JUNE 30, 2005 (UNAUDITED)

                                                                                               BB&T          BB&T
                                                BB&T           BB&T           BB&T           CAPITAL       SPECIAL         BB&T
                                             LARGE CAP        MID CAP     LARGE COMPANY      MANAGER    OPPORTUNITIES  TOTAL RETURN
                                             VALUE VIF      GROWTH VIF     GROWTH VIF      EQUITY VIF    EQUITY VIF      BOND VIF
                                          --------------   ------------   -------------   ------------  -------------  ------------
ASSETS:
   Investments:
      Investments, at cost                $   88,699,056   $ 24,251,052   $  19,972,818   $         --  $  22,039,683  $ 16,281,973
      Investment in affiliates, at cost               --             --              --     24,851,189            --             --
      Unrealized appreciation
        (depreciation)                        18,083,827      7,585,858       1,964,914      1,747,751      3,372,624       232,444
                                          --------------   ------------   -------------   ------------  -------------  ------------
      Investments, at fair value             106,782,883     31,836,910      21,937,732     26,598,940     25,412,307    16,514,417
      Repurchase agreements,
        at amortized cost                      3,732,801      1,488,008         962,816             --      1,899,161       463,580
   Interest and dividends receivable             185,902         15,237          16,245         64,048         11,292       199,909
   Receivable for investments sold             1,098,596         96,615              --             --         60,391            --
   Deferred offering costs                            --             --              --             --            759           759
   Prepaid expenses                                1,175            179             105            218             39            75
                                          --------------   ------------   -------------   ------------  -------------  ------------
        Total Assets                         111,801,357     33,436,949      22,916,898     26,663,206     27,383,949    17,178,740
                                          --------------   ------------   -------------   ------------  -------------  ------------
LIABILITIES:
   Dividends payable                             519,516             --          19,668         80,721             --        47,132
   Payable for investments purchased             243,526             --              --             --        399,191            --
   Accrued expenses and other
      payables:
      Investment advisory fees                    46,126         12,311           8,525             --         17,458         5,118
      Administration fees                         11,550          3,419           2,370             --          2,727         1,749
      Transfer agency and fund
        accounting fees                            1,845            547             379            439            436           280
      Trustee fees                                   538            156             106            124            114            77
      Other                                        7,538          3,201           2,631          1,997          4,144         3,605
                                          --------------   ------------   -------------   ------------  -------------  ------------
        Total Liabilities                        830,639         19,634          33,679         83,281        424,070        57,961
                                          --------------   ------------   -------------   ------------  -------------  ------------
NET ASSETS:
   Capital                                    97,028,827     24,633,620      21,295,153     25,285,920     22,624,524    16,838,010
   Accumulated net investment
      income (loss)                               10,552       (44,488)           (280)            (2)       (70,430)        44,894
   Accumulated realized
      gains (losses) from investment
      transactions                           (4,152,488)      1,242,325       (376,568)      (453,744)      1,033,161         5,431
   Net unrealized appreciation
      (depreciation) of investments           18,083,827      7,585,858       1,964,914      1,747,751      3,372,624       232,444
                                          --------------   ------------   -------------   ------------  -------------  ------------
        Net Assets                        $  110,970,718   $ 33,417,315    $ 22,883,219   $ 26,579,925  $  26,959,879  $ 17,120,779
                                          --------------   ------------   -------------   ------------  -------------  ------------
   Outstanding Units of Beneficial
      Interest (Shares)                        8,276,278      2,408,153       2,287,657      2,660,154      2,153,728     1,682,820
                                          ==============   ============   =============   ============  =============  ============
   Net Asset Value -- offering and
      redemption price per share          $        13.41   $      13.88    $      10.00   $       9.99  $       12.52  $      10.17
                                          ==============   ============   =============   ============  =============  ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                          BB&T          BB&T
                                              BB&T          BB&T           BB&T         CAPITAL        SPECIAL          BB&T
                                           LARGE CAP      MID CAP     LARGE COMPANY     MANAGER     OPPORTUNITIES   TOTAL RETURN
                                           VALUE VIF     GROWTH VIF     GROWTH VIF     EQUITY VIF     EQUITY VIF      BOND VIF
                                          ------------  ------------  --------------  ------------  --------------  ------------
INVESTMENT INCOME:
   Interest income                        $     43,010  $     24,892  $       10,209  $         --  $       11,141  $    334,685
   Dividend income                           1,445,470        54,905         120,120            --          71,690            --
   Dividend income from affiliates                  --            --              --       171,194              --            --
                                          ------------  ------------  --------------  ------------  --------------  ------------
   Total Investment Income                   1,488,480        79,797         130,329       171,194          82,831       334,685
                                          ------------  ------------  --------------  ------------  --------------  ------------
EXPENSES:
   Investment advisory fees                    408,299       117,641          81,670        32,036          95,571        48,412
   Administration, transfer agency, and
      fund accounting fees (See Note 4)         93,267        38,338          31,486        14,888          32,320        27,649
   Administration fees (See Note 4)             22,205         6,459           4,529         5,245           5,138         3,353
   Fund accounting fees (See Note 4)             2,222           901             740           440             791           781
   Transfer agency fees (See Note 4)             4,338         1,076             695           446             792           379
   Custodian fees                                6,223         2,057           1,513         1,537           1,574         1,094
   Professional fees                            33,932        11,101           8,155         8,376          10,976         8,293
   Trustee fees                                  6,988         2,023           1,379         1,610           1,510           990
   Other                                         9,788         1,109             184         2,647           4,589         4,110
                                          ------------  ------------  --------------  ------------  --------------  ------------
   Total expenses before waivers               587,262       180,705         130,351        67,225         153,261        95,061
   Less expenses waived by the
      Investment Advisor                       (95,858)      (56,420)        (39,851)      (19,409)             --        (3,268)
   Less expenses waived by the
      Administrator and its affiliates         (54,844)           --              --        (5,245)             --            --
                                          ------------  ------------  --------------  ------------  --------------  ------------
      Net Expenses                             436,560       124,285          90,500        42,571         153,261        91,793
                                          ------------  ------------  --------------  ------------  --------------  ------------
   Net Investment Income (Loss)              1,051,920       (44,488)         39,829       128,623         (70,430)      242,892
                                          ------------  ------------  --------------  ------------  --------------  ------------
REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
   Net realized gains on written options            --            --              --            --          24,517            --
   Net realized gains (losses) from
      investment securities                  2,407,323     1,512,175         442,401            --         582,706       (17,116)
   Net realized losses on investments
      with affiliates                               --            --              --        (2,392)             --            --
   Change in unrealized appreciation/
      depreciation from investments         (1,950,017)   (1,023,203)       (743,541)       18,997         327,831       178,283
                                          ------------  ------------  --------------  ------------  --------------  ------------
   Net realized/unrealized gains
      (losses) on investments                  457,306       488,972        (301,140)       16,605         935,054       161,167
                                          ------------  ------------  --------------  ------------  --------------  ------------
   Change in net assets from
      operations                          $  1,509,226  $    444,484  $     (261,311) $    145,228  $      864,624  $    404,059
                                          ============  ============  ==============  ============  ==============  ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    BB&T                                    BB&T
                                                                  LARGE CAP                                MID CAP
                                                                  VALUE VIF                               GROWTH VIF
                                                    -------------------------------------   -------------------------------------
                                                       FOR THE                                 FOR THE
                                                      SIX MONTHS         FOR THE YEAR         SIX MONTHS        FOR THE YEAR
                                                         ENDED              ENDED                ENDED              ENDED
                                                     JUNE 30, 2005     DECEMBER 31, 2004     JUNE 30, 2005     DECEMBER 31, 2004
                                                    --------------   --------------------   --------------   --------------------
                                                      (UNAUDITED)                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                     $    1,051,920   $          1,778,050   $      (44,488)  $           (117,831)
   Net realized gains (losses) from investment
    transactions                                         2,407,323                890,277        1,512,175              1,562,831
   Change in unrealized appreciation/depreciation
    from investments                                    (1,950,017)            10,154,949       (1,023,203)             3,098,166
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from operations                  1,509,226             12,823,276          444,484              4,543,166
                                                    --------------   --------------------   --------------   --------------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                (1,041,329)            (1,778,089)              --                     --
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from shareholder dividends      (1,041,329)            (1,778,089)              --                     --
                                                    --------------   --------------------   --------------   --------------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                           1,584,593              8,206,444        1,684,916              5,075,670
   Dividends reinvested                                  1,071,518              1,648,020               --                     --
   Value of shares redeemed                             (3,765,274)            (3,970,967)      (1,119,415)            (1,114,583)
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from capital transactions       (1,109,163)             5,883,497          565,501              3,961,087
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets                                   (641,266)            16,928,684        1,009,985              8,504,253
                                                    --------------   --------------------   --------------   --------------------

NET ASSETS:
   Beginning of period                                 111,611,984             94,683,300       32,407,330             23,903,077
                                                    --------------   --------------------   --------------   --------------------
   End of period                                    $  110,970,718   $        111,611,984   $   33,417,315   $         32,407,330
                                                    ==============   ====================   ==============   ====================

SHARE TRANSACTIONS:
   Issued                                                  119,616                657,552          126,458                415,359
   Reinvested                                               80,381                134,624               --                     --
   Redeemed                                               (283,178)              (322,025)         (84,520)               (93,117)
                                                    --------------   --------------------   --------------   --------------------
   Change in Shares                                        (83,181)               470,151           41,938                322,242
                                                    ==============   ====================   ==============   ====================
   Accumulated net investment income (loss)         $       10,552   $                (39)  $      (44,488)  $                 --
                                                    ==============   ====================   ==============   ====================

----------
(a) Period from commencement of operations.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                      BB&T                                   BB&T
                                                                  LARGE COMPANY                         CAPITAL MANAGER
                                                                   GROWTH VIF                              EQUITY VIF
                                                    -------------------------------------   -------------------------------------
                                                        FOR THE                                 FOR THE
                                                      SIX MONTHS         FOR THE YEAR         SIX MONTHS        FOR THE YEAR
                                                         ENDED              ENDED                ENDED              ENDED
                                                     JUNE 30, 2005     DECEMBER 31, 2004     JUNE 30, 2005     DECEMBER 31, 2004
                                                    --------------   --------------------   --------------   --------------------
                                                      (UNAUDITED)                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                     $       39,829   $             93,252   $      128,623   $            169,566
   Net realized gains (losses) from investment
    transactions                                           442,401              1,043,147           (2,392)                17,252
   Change in unrealized appreciation/depreciation
    from investments                                      (743,541)                62,677           18,997              2,482,753
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from operations                   (261,311)             1,199,076          145,228              2,669,571
                                                    --------------   --------------------   --------------   --------------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                   (40,114)               (93,247)        (128,625)              (169,566)
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from shareholder dividends         (40,114)               (93,247)        (128,625)              (169,566)
                                                    --------------   --------------------   --------------   --------------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                           1,185,488              3,514,255        1,178,107              3,400,142
   Dividends reinvested                                    112,011                  1,683          119,365                134,465
   Value of shares redeemed                               (412,547)              (786,493)        (344,985)            (1,029,876)
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from capital transactions          884,952              2,729,445          952,487              2,504,731
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets                                    583,527              3,835,274          969,090              5,004,736
                                                    --------------   --------------------   --------------   --------------------

NET ASSETS:
   Beginning of period                                  22,299,692             18,464,418       25,610,835             20,606,099
                                                    --------------   --------------------   --------------   --------------------
   End of period                                    $   22,883,219   $         22,299,692   $   26,579,925   $         25,610,835
                                                    ==============   ====================   ==============   ====================

SHARE TRANSACTIONS:
   Issued                                                  120,325                363,360          119,489                369,676
   Reinvested                                               11,123                    179           12,017                 14,730
   Redeemed                                                (41,958)               (81,015)         (35,092)              (112,905)
                                                    --------------   --------------------   --------------   --------------------
   Change in Shares                                         89,490                282,524           96,414                271,501
                                                    ==============   ====================   ==============   ====================
   Accumulated net investment income (loss)         $         (280)  $                  5   $           (2)  $                 --
                                                    ==============   ====================   ==============   ====================

                                                                     BB&T                                   BB&T
                                                             SPECIAL OPPORTUNITIES                      TOTAL RETURN
                                                                  EQUITY VIF                              BOND VIF
                                                    -------------------------------------   -------------------------------------
                                                        FOR THE        FOR THE PERIOD           FOR THE         FOR THE PERIOD
                                                      SIX MONTHS       JULY 22, 2004           SIX MONTHS       JULY 22, 2004
                                                         ENDED            THROUGH                ENDED             THROUGH
                                                     JUNE 30, 2005  DECEMBER 31, 2004 (a)    JUNE 30, 2005   DECEMBER 31, 2004 (a)
                                                    --------------  ---------------------   --------------   ---------------------
                                                      (UNAUDITED)                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                     $      (70,430)  $            (57,905)  $      242,892   $            157,989
   Net realized gains (losses) from investment
    transactions                                           607,223                480,367          (17,116)                51,592
   Change in unrealized appreciation/depreciation
    from investments                                       327,831              3,044,793          178,283                 54,161
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from operations                    864,624              3,467,255          404,059                263,742
                                                    --------------   --------------------   --------------   --------------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                        --                     --         (243,632)              (144,938)
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from shareholder dividends              --                     --         (243,632)              (144,938)
                                                    --------------   --------------------   --------------   --------------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                           5,274,933             17,578,780        1,111,276             15,425,182
   Dividends reinvested                                         --                     --          232,307                109,130
   Value of shares redeemed                               (223,416)                (2,297)         (35,826)                  (521)
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets from capital transactions        5,051,517             17,576,483        1,307,757             15,533,791
                                                    --------------   --------------------   --------------   --------------------
   Change in net assets                                  5,916,141             21,043,738        1,468,184             15,652,595
                                                    --------------   --------------------   --------------   --------------------

NET ASSETS:
   Beginning of period                                  21,043,738                     --       15,652,595                     --
                                                    --------------   --------------------   --------------   --------------------
   End of period                                    $   26,959,879   $         21,043,738   $   17,120,779   $         15,652,595
                                                    ==============   ====================   ==============   ====================

SHARE TRANSACTIONS:
   Issued                                                  435,933              1,736,446          110,366              1,542,200
   Reinvested                                                   --                     --           23,037                 10,818
   Redeemed                                                (18,448)                  (203)          (3,549)                   (52)
                                                    --------------   --------------------   --------------   --------------------
   Change in Shares                                        417,485              1,736,243          129,854              1,552,966
                                                    ==============   ====================   ==============   ====================
   Accumulated net investment income (loss)         $      (70,430)  $                 --   $       44,894   $             45,634
                                                    ==============   ====================   ==============   ====================

BB&T VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             INVESTMENT ACTIVITIES
                                                                  --------------------------------------------
                                                      NET ASSET                   NET REALIZED/
                                                       VALUE,        NET         UNREALIZED GAINS   TOTAL FROM
                                                      BEGINNING    INVESTMENT     (LOSSES) ON       INVESTMENT
                                                      OF PERIOD   INCOME (LOSS)   INVESTMENTS       ACTIVITIES
                                                      ---------   -------------  ----------------   ----------
BB&T LARGE CAP VALUE VIF
   For the Six Months Ended June 30, 2005 (Unaudited)  $ 13.35        0.13           0.06              0.19
   Year Ended December 31, 2004                        $ 12.00        0.22           1.35              1.57
   Year Ended December 31, 2003                        $  9.88        0.19           2.12              2.31
   Year Ended December 31, 2002                        $ 12.50        0.17          (2.62)            (2.45)
   Year Ended December 31, 2001                        $ 12.66        0.17          (0.16)             0.01
   Year Ended December 31, 2000                        $ 12.46        0.39           0.63              1.02

BB&T MID CAP GROWTH VIF
   For the Six Months Ended June 30, 2005 (Unaudited)  $ 13.70       (0.02)          0.20              0.18
   Year Ended December 31, 2004                        $ 11.69       (0.05)          2.06              2.01
   Year Ended December 31, 2003                        $  8.56       (0.06)          3.19              3.13
   Year Ended December 31, 2002                        $ 10.70       (0.09)         (2.05)            (2.14)
   October 15, 2001 to December 31, 2001 (a)           $ 10.00       (0.01)         (0.71)             0.70

BB&T LARGE COMPANY GROWTH VIF
   For the Six Months Ended June 30, 2005 (Unaudited)  $ 10.14        0.02          (0.14)            (0.12)
   Year Ended December 31, 2004                        $  9.64        0.04           0.50              0.54
   Year Ended December 31, 2003                        $  7.53       (0.02)          2.13              2.11
   Year Ended December 31, 2002                        $ 10.83       (0.06)         (3.24)            (3.30)
   October 15, 2001 to December 31, 2001 (a)           $ 10.00       (0.01)          0.84              0.83

BB&T CAPITAL MANAGER EQUITY VIF***
   For the Six Months Ended June 30, 2005 (Unaudited)  $  9.99        0.05           0.00(b)           0.05
   Year Ended December 31, 2004                        $  8.99        0.07           1.00              1.07
   Year Ended December 31, 2003                        $  7.19        0.03           1.80              1.83
   Year Ended December 31, 2002                        $  9.28        0.01          (1.98)            (1.97)
   May 1, 2001 to December 31, 2001 (a)                $ 10.00        0.01          (0.72)            (0.71)

BB&T SPECIAL OPPORTUNITIES EQUITY VIF
   For the Six Months Ended June 30, 2005 (Unaudited)  $ 12.12       (0.04)          0.44              0.40
   July 22, 2004 to December 31, 2004 (a)              $ 10.00       (0.04)          2.16              2.12

BB&T TOTAL RETURN BOND VIF
   For the Six Months Ended June 30, 2005 (Unaudited)  $ 10.08        0.15           0.09              0.24
   July 22, 2004 to December 31, 2004 (a)              $ 10.00        0.10           0.08              0.18

----------
* During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
** Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at a net asset value. Total return ratios do not reflect charges persuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.
*** The expense ratios exclude the impact of fees/expenses paid indirectly at the underlying fund level.
(a)  Period from commencement of operations.
(b)  Amount is less than $0.005.
(c)  Not annualized for periods less than one year.
(d)  Annualized for periods less than one year.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                           DISTRIBUTIONS
                                                       ----------------------------------------------------
                                                                                                             NET ASSET
                                                          NET                   NET REALIZED                   VALUE,
                                                       INVESTMENT  RETURN OF      GAINS ON       TOTAL         END OF      TOTAL
                                                         INCOME     CAPITAL     INVESTMENTS   DISTRIBUTIONS    PERIOD   RETURN** (c)
                                                       ----------  ---------    ------------  -------------  ---------  ------------
BB&T LARGE CAP VALUE VIF
   For the Six Months Ended June 30, 2005 (Unaudited)     (0.13)      --              --          (0.13)      $ 13.41        1.39%
   Year Ended December 31, 2004                           (0.22)      --              --          (0.22)      $ 13.35       13.18%
   Year Ended December 31, 2003                           (0.19)   (0.00)(b)          --          (0.19)      $ 12.00       23.62%
   Year Ended December 31, 2002                           (0.17)      --              --          (0.17)      $  9.88      (19.64)%
   Year Ended December 31, 2001                           (0.17)      --              --          (0.17)      $ 12.50        0.16%
   Year Ended December 31, 2000                           (0.42)      --           (0.40)         (0.82)      $ 12.66        8.45%

BB&T MID CAP GROWTH VIF
   For the Six Months Ended June 30, 2005 (Unaudited)        --       --              --             --       $ 13.88        1.31%
   Year Ended December 31, 2004                              --       --              --             --       $ 13.70       17.19%
   Year Ended December 31, 2003                              --       --              --             --       $ 11.69       36.57%
   Year Ended December 31, 2002                              --       --              --             --       $  8.56      (20.00)%
   October 15, 2001 to December 31, 2001 (a)                 --       --              --             --       $ 10.70        7.00%

BB&T LARGE COMPANY GROWTH VIF
   For the Six Months Ended June 30, 2005 (Unaudited)     (0.02)      --              --          (0.02)      $ 10.00       (1.20)%
   Year Ended December 31, 2004                           (0.04)      --              --          (0.04)      $ 10.14        5.63%
   Year Ended December 31, 2003                              --       --              --             --       $  9.64       28.02%
   Year Ended December 31, 2002                              --       --              --             --       $  7.53      (30.47)%
   October 15, 2001 to December 31, 2001 (a)                 --       --              --             --       $ 10.83        8.30%

BB&T CAPITAL MANAGER EQUITY VIF***
   For the Six Months Ended June 30, 2005 (Unaudited)     (0.05)      --              --          (0.05)      $  9.99        0.49%
   Year Ended December 31, 2004                           (0.07)      --              --          (0.07)      $  9.99       11.91%
   Year Ended December 31, 2003                           (0.03)      --              --          (0.03)      $  8.99       25.47%
   Year Ended December 31, 2002                           (0.01)      --           (0.11)         (0.12)      $  7.19      (21.25)%
   May 1, 2001 to December 31, 2001 (a)                   (0.01)      --              --          (0.01)      $  9.28       (7.08)%

BB&T SPECIAL OPPORTUNITIES EQUITY VIF
   For the Six Months Ended June 30, 2005 (Unaudited)        --       --              --             --       $ 12.52        3.30%
   July 22, 2004 to December 31, 2004 (a)                    --       --              --             --       $ 12.12       21.20%

BB&T TOTAL RETURN BOND VIF
   For the Six Months Ended June 30, 2005 (Unaudited)     (0.15)      --              --          (0.15)      $ 10.17        2.41%
   July 22, 2004 to December 31, 2004 (a)                 (0.10)      --              --          (0.10)      $ 10.08        1.76%

                                                                                   RATIOS/SUPPLEMENTAL DATA
                                                         ---------------------------------------------------------------------------
                                                                                       RATIO OF NET
                                                                         RATIO OF       INVESTMENT      RATIO OF
                                                          NET ASSETS,   EXPENSES TO    INCOME (LOSS)   EXPENSES TO
                                                            END OF        AVERAGE       TO AVERAGE       AVERAGE         PORTFOLIO
                                                         PERIOD (000)  NET ASSETS (d)  NET ASSETS (d)  NET ASSETS* (d)  TURNOVER (c)
                                                         ------------  --------------  --------------  ---------------  ------------
BB&T LARGE CAP VALUE VIF
   For the Six Months Ended June 30, 2005 (Unaudited)     $  110,971       0.79%           1.91%             1.06%          11.73%
   Year Ended December 31, 2004                           $  111,612       0.81%           1.77%             1.10%          12.91%
   Year Ended December 31, 2003                           $   94,683       0.88%           1.82%             1.17%          13.96%
   Year Ended December 31, 2002                           $   63,667       0.84%           1.57%             1.13%          15.24%
   Year Ended December 31, 2001                           $   77,796       0.86%           1.17%             1.15%          14.47%
   Year Ended December 31, 2000                           $   60,675       0.86%           3.13%             1.13%          25.46%

BB&T MID CAP GROWTH VIF
   For the Six Months Ended June 30, 2005 (Unaudited)     $   33,417       0.78%          (0.28)%            1.14%          54.40%
   Year Ended December 31, 2004                           $   32,407       0.83%          (0.44)%            1.22%         135.55%
   Year Ended December 31, 2003                           $   23,903       0.98%          (0.78)%            1.37%         113.75%
   Year Ended December 31, 2002                           $   10,864       1.23%          (1.05)%            1.62%          96.89%
   October 15, 2001 to December 31, 2001 (a)              $   10,713       1.19%          (0.55)%            1.58%           3.82%

BB&T LARGE COMPANY GROWTH VIF
   For the Six Months Ended June 30, 2005 (Unaudited)     $   22,883       0.82%           0.36%             1.18%          34.95%
   Year Ended December 31, 2004                           $   22,300       0.86%           0.46%             1.26%         119.90%
   Year Ended December 31, 2003                           $   18,464       1.04%          (0.32)%            1.44%          90.57%
   Year Ended December 31, 2002                           $    9,328       1.31%          (0.73)%            1.71%          93.65%
   October 15, 2001 to December 31, 2001 (a)              $   10,876       1.19%          (0.32)%            1.59%          16.20%

BB&T CAPITAL MANAGER EQUITY VIF***
   For the Six Months Ended June 30, 2005 (Unaudited)     $   26,580       0.33%           1.00%             0.52%           0.70%
   Year Ended December 31, 2004                           $   25,611       0.34%           0.75%             0.54%           1.09%
   Year Ended December 31, 2003                           $   20,606       0.56%           0.40%             0.66%          10.06%
   Year Ended December 31, 2002                           $   14,804       0.64%           0.15%             0.74%           3.47%
   May 1, 2001 to December 31, 2001 (a)                   $   16,295       0.54%           0.18%             0.63%           9.18%

BB&T SPECIAL OPPORTUNITIES EQUITY VIF
   For the Six Months Ended June 30, 2005 (Unaudited)     $   26,960       1.28%          (0.59)%            1.28%          12.66%
   July 22, 2004 to December 31, 2004 (a)                 $   21,044       1.45%          (0.76)%            1.45%          13.81%

BB&T TOTAL RETURN BOND VIF
   For the Six Months Ended June 30, 2005 (Unaudited)     $   17,121       1.14%           3.01%             1.18%          13.91%
   July 22, 2004 to December 31, 2004 (a)                 $   15,653       1.29%           2.34%             1.29%          36.74%

BB&T VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION:
     The BB&T Variable Insurance Funds (the "Trust") was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and the Trust presently offers shares of the BB&T Large Cap Value VIF, the BB&T Mid Cap Growth VIF, the BB&T Large Company Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a "Fund" and collectively as the "Funds"). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the "Fund of Fund") invests in other Fund Portfolios as opposed to individual securities. Prior to May 1, 2005 the Funds operated as a separate series of the Variable Insurance Funds, an investment company organized as a Massachusetts business trust and registered under the 1940 Act as a diversified, open-end management investment company.

     Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund of Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the "Underlying Funds"). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

     SECURITIES VALUATION--Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Fund, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees. Fair value pricing may be used for significant events, such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     WHEN-ISSUED--The Funds, may purchase securities on a "when-issued" basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their fair value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds held no when-issued securities at June 30, 2005.

     REPURCHASE AGREEMENTS--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     OPTION CONTRACTS--The funds may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

     In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

     The following is a summary of option activity for the period ended June 30, 2005:

                                                                                   BB&T
                                                                                  SPECIAL
                                                                               OPPORTUNITIES
                                                                                EQUITY VIF
                                                                        ------------------------
     COVERED CALL OPTIONS                                               CONTRACTS      PREMIUMS
     --------------------                                               ---------      ---------
     Balance at beginning of period                                        291         $ 43,616
     Options written                                                       584           24,943
     Options closed                                                         90            6,030
     Options expired                                                       429           19,208
     Options exercised                                                     356           43,321
                                                                        ---------      ---------
     Balance at end of period                                               --         $     --
                                                                        =========      =========

     DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of the Total Return Bond Fund, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually.

     The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from the accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

     FEDERAL INCOME TAXES--It is the Funds' policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     OTHER--Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the BB&T Variable Insurance Funds and BB&T Funds Trusts, based upon relative net assets or on another reasonable basis.

3.   PURCHASES AND SALES OF SECURITIES:
     Purchases and sales of securities (excluding short-term and U.S. Government securities) for the period ended June 30, 2005 are as follows:

                                                                        PURCHASES       SALES
                                                                      ------------   ------------
     BB&T Large Cap Value VIF                                         $ 12,622,313   $ 14,835,169
     BB&T Mid Cap Growth VIF                                            18,160,130     16,472,621
     BB&T Large Company Growth VIF                                       7,899,765      7,369,229
     BB&T Capital Manager Equity VIF                                     1,005,000          7,000
     BB&T Special Opportunities Equity VIF                               6,820,320      2,992,346
     BB&T Total Return Bond VIF                                          3,151,177      2,186,246

     Purchases and sales of long-term U.S. Government Securities for the period ended June 30, 2005 for the BB&T Total Return Bond VIF were $487,250 and $0, respectively.

4.   RELATED PARTY TRANSACTIONS:
     Investment advisory services are provided to the Funds by BB&T. Under the terms of the Investment Advisory Agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

     Information regarding these transactions is as follows for the period ended June 30, 2005:

                                                                                       FEE RATE AFTER
                                                                        CONTRACTUAL     CONTRACTUAL
                                                                          FEE RATE        WAIVERS
                                                                        -----------    --------------
     BB&T Large Cap Value VIF                                              0.74%           0.50%
     BB&T Mid Cap Growth VIF                                               0.74%           0.50%
     BB&T Large Company Growth VIF                                         0.74%           0.50%
     BB&T Capital Manager Equity VIF                                       0.25%           0.00%
     BB&T Special Opportunities Equity VIF                                 0.80%           0.80%
     BB&T Total Return Bond VIF                                            0.60%           0.50%

     Pursuant to a sub-advisory agreement with BB&T, Scott & Stringfellow, Inc. serves as the sub-advisor to the BB&T Special Opportunities Equity VIF, subject to the general supervision of the Trusts' Board of Trustees and BB&T. Effective July 11, 2005, pursuant to a Sub-Advisory agreement with BB&T, Sterling Capital Management LLC will serve as the Sub-Advisor to the BB&T Total Return Bond VIF, subject to the general supervision of the Trusts' Board of Trustees and BB&T. For their services, the Sub-Advisors are entitled to a fee payable by BB&T.

     For the period ended June 30, 2005, the Funds' paid $11,190 in brokerage fees to Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds' portfolio investments.

     Effective May 1, 2005, BB&T serves the Funds as administrator. BB&T receives compensation for providing administration services at a rate of 0.12% of the BB&T Variable Insurance Funds and BB&T Funds aggregate average daily net assets up to $5 billion, and a rate of 0.08% of the average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as "Administration Fees." During the period, BB&T waived administration fees of $5,245 for the Capital Manager Equity VIF. Pursuant to a Sub-Administration Agreement with BB&T, BISYS serves as sub-administrator to the Trust subject to the general supervision of the Trusts' Board of Trustees and BB&T. For these services, BISYS is entitled to a fee payable by BB&T.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain officers of the Funds are affiliated, serves the Funds as distributor. BISYS Ohio served the Funds as fund accountant and transfer agent. Prior to May 1, 2005, BISYS and BISYS Ohio received compensation for providing administration, fund accounting and transfer agency services fees computed daily as a percentage of the average net assets of Funds. The fee was accrued daily and payable on a monthly basis. During the period, BISYS waived administration fees of $54,844 for the BB&T Large Cap Value VIF. BISYS provided an employee to serve as Chief Compliance Officer for the Funds including providing certain related services for which it received an additional fee.

     Effective May 1, 2005, BISYS Ohio serves the Funds as fund accountant and transfer agent. BISYS Ohio receives compensation for providing fund accounting and transfer agency services at a rate of 0.02% (0.01% for each service) of the average daily net assets of each Fund. The fee is accrued daily and payable on a monthly basis. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Funds including providing certain related services for which it receives an additional fee.

     The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Funds. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2005, the Funds did not participate in any service plans.

     Certain Officers and Trustees of the Trust are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles, except the Chief Compliance Officer. Each of the 5 non-interested Trustees who serve both on the Board and the audit committee are compensated $1,750 ($14,500 in total) for meeting and retainer fees, plus reimbursement for certain expenses.

5.   FEDERAL INCOME TAX INFORMATION
     As of the latest tax year end of December 31, 2004, the following Funds had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

                                                                          AMOUNT          EXPIRES
                                                                       -----------        -------
     BB&T Large Cap Value VIF                                          $ 1,429,625          2009
     BB&T Large Cap Value VIF                                            3,680,446          2010
     BB&T Large Cap Value VIF                                            1,449,740          2011
     BB&T Mid Cap Growth VIF                                               261,557          2010
     BB&T Large Company Growth VIF                                         658,956          2010
     BB&T Large Company Growth VIF                                          69,106          2011
     BB&T Capital Manager Equity VIF                                       101,476          2010
     BB&T Capital Manager Equity VIF                                       338,725          2011

     At June 30, 2005 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                             NET
                                                                               TAX          TAX          UNREALIZED
                                                                           UNREALIZED    UNREALIZED     APPRECIATION
                                                             TAX COST     APPRECIATION  DEPRECIATION   (DEPRECIATION)
                                                           ------------  -------------  -------------   -------------
     BB&T Large Cap Value VIF                              $ 92,451,399  $ 20,235,930   $ (2,171,645)   $ 18,064,285
     BB&T Mid Cap Growth VIF                                 25,771,386     7,791,281       (237,749)      7,553,532
     BB&T Large Company Growth VIF                           21,029,264     2,480,956       (609,672)      1,871,284
     BB&T Capital Manager Equity VIF                         24,863,802     1,959,058       (223,920)      1,735,138
     BB&T Special Opportunities Equity VIF                   23,938,844     3,861,461       (488,837)      3,372,624
     BB&T Total Return Bond VIF                              16,794,247       325,359       (141,609)        183,750

6.   BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY ARRANGEMENTS
     The Board of Trustees approved the Investment Advisory Agreement and the Sub-Advisory Agreement at a meeting held on February 28, 2005. In determining whether it was appropriate to approve the Investment Advisory Agreement and Sub-Advisory Agreement, the Board of Trustees requested information, provided by BB&T Asset Management and the Sub-Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Investment Advisory Agreement and the Sub-Advisory Agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

     - The investment advisory fees payable to BB&T Asset Management and the Sub-Adviser under the Investment Advisory Agreement and the Sub-Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of BB&T Asset Management's and the Sub-Adviser's relationship with the Funds, and the comparability of the proposed fees to fees paid by comparable mutual funds;

     - The Investment Advisory Agreement and the Sub-Advisory Agreement did not increase current investment advisory fees or overall operating expenses of each then operational Fund to which it applies over historical fee and expense levels;

     - The continuity of each then operational Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;

     - The nature, quality and extent of the investment advisory services provided by BB&T Asset Management and the Sub-Adviser, in light of the high quality services provided to the then operational Funds in the past and the other mutual funds advised by BB&T Asset Management and the Sub-Adviser and the then operational Funds' historic performance, including achievement of stated investment objectives;

     - BB&T Asset Management's and the Sub-Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;

     - BB&T Asset Management's and the Sub-Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds;

     - The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of BB&T Asset Management and the Sub-Adviser.

     Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Investment Advisory Agreement and the Sub-Advisory Agreement.

7.   OTHER INFORMATION
     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
     (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and
     (ii) on the Commission's website at http://www.sec.gov.

     Schedules of Portfolio Investments for quarters ending March 31 and September 30 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

          (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS, THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENTS OF THIS ITEM 10.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE
- ONLY EFFECTIVE FOR ANNUAL REPORTS.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BB&T Variable Insurance Funds
            ---------------------------------------------------------------

By (Signature and Title)*  /s/Troy A. Sheets, Treasurer
                         --------------------------------------------------
                           Troy A. Sheets, Treasurer

Date August 26, 2005
    ------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Keith F. Karlawish, President
                         --------------------------------------------------
                           Keith F. Karlawish, President

Date August 26, 2005
    ------------------------------------

By (Signature and Title)*  /s/Troy A. Sheets, Treasurer
                         --------------------------------------------------
                           Troy A. Sheets, Treasurer

Date August 26, 2005
    ------------------------------------